INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of total gross carrying value and accumulated amortization of intangible assets
The following table summarizes the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommuni-cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Goodwill	Total

As of January 1, 2024	1,026	193	4	42	5	349	1,619

Additions	35	52	—	2	81	—	170
Disposals	—	(4)	—	—	(1)	—	(5)
Amortization charge for the year	(125)	(63)	(2)	(6)	(3)	—	(199)
Divestment and reclassification as held for sale	(4)	(8)	—	—	—	—	(12)
Transfer and reclassification	—	58	—	—	(60)	6	4
Translation adjustment	(29)	(18)	(1)	(2)	—	(17)	(67)

As of December 31, 2024	903	210	1	36	22	338	1,510

Acquisitions	—	8	18	32	—	116	174
Additions	1	125	—	—	23	—	149
Disposals	—	(1)	—	—	—	—	(1)
Amortization charge for the year	(132)	(79)	(2)	(6)	(5)	—	(224)
Divestment and reclassification as held for sale *	—	—	—	—	—	(58)	(58)
Transfer and reclassification	(2)	22	1	—	(17)	—	4
Translation adjustment	(9)	1	—	(1)	1	3	(5)

As of December 31, 2025	761	286	18	61	24	399	1,549
Cost	1,851	783	174	279	41	1,122	4,250
Accumulated amortization and impairment	(1,090)	(497)	(156)	(218)	(17)	(723)	(2,701)

* This relates to the sale of Deodar as explained in Note 11—Significant transactions.

Schedule of changes in goodwill per cash-generating unit
During the year, the movement in goodwill for the Group, per CGU, consisted of the following:

CGU*	December 31, 2025	Translation and other adjustment	Acquisitions ***	Divestments ***	December 31, 2024

Pakistan	123	(2)	—	(58)	183
Kazakhstan	117	5	—	—	112
Ukraine	19	(2)	7	—	14
Uzbekistan	31	2	—	—	29
Uklon **	109	—	109	—	—

Total	399	3	116	(58)	338
* There is no goodwill allocated to the Bangladesh CGU.
** Uklon, acquired in Q2 2025 has been identified as a separate CGU within the Ukraine operating segment.
*** For acquisitions and divestments, refer to Note 11—Significant transactions for further details.

CGU*	December 31, 2024	Translation adjustment	Transfer and reclassification	December 31, 2023

Pakistan	183	4	—	179
Kazakhstan	112	(17)	—	129
Ukraine	14	(2)	6	10
Uzbekistan	29	(2)	—	31

Total	338	(17)	6	349
* There is no goodwill allocated to the Bangladesh or Kyrgyzstan CGUs.
Schedule of capital commitments for the future purchase of intangible assets
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2025	2024

Less than 1 year	106	178
Between 1 and 5 years	24	—

Total commitments	130	178
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2025	2024

Less than 1 year	19	15
Between 1 and 5 years	7	—

Total commitments	26	15

Schedule of estimated useful lives
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3—30 years
Buildings and constructions	10—50 years
Office and other equipment	2—10 years
Right-of-use assets	Equivalent lease term
The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3—20 years
Software	3—10 years
Brands and trademarks	3—15 years
Customer relationships	10—21 years
Other intangible assets	4—10 years